Business and Basis of Presentation (Details)			1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 12, 2020 shares $ / shares	Feb. 11, 2020 shares	Feb. 29, 2020 USD ($) shares	Mar. 31, 2020 USD ($) segment shares	Mar. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) Rate shares	Dec. 31, 2018 USD ($) shares	Mar. 31, 2018 shares	Mar. 26, 2018 shares	Feb. 28, 2018 shares	Dec. 31, 2017 shares
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Convertible preferred stock, authorized (in shares)						31,850,304
Convertible preferred stock, shares issued (in shares)						31,850,304	31,850,304
Convertible preferred stock, shares outstanding (in shares)						31,850,304
Common stock, shares authorized (in shares)			750,000,000	750,000,000		29,012,034	29,012,034	29,012,034		24,867,458
Common stock, shares issued (in shares)	4,171,571	50,325,662		35,135,520		4,220,998	4,219,606
Common stock outstanding (in shares)	4,171,571	50,325,662		35,135,520		4,220,998	4,219,606
Conversion rate for options and warrants | Rate						1206.3959%
Merger conversion rate (in shares)	0.08289152527
Common stock, forfeited and cancelled (in shares)		682,699
Shares issued under company plans (in shares)	2,461,923			2,458,091	2,371,545	2,473,130	2,377,180				2,435,837
Number of shares (in shares)	15,461	186,535		15,461		15,461
Conversion price per share on convertible note payable (in dollars per share) | $ / shares	$ 5.12
Maximum number of shares of common stock issuable (in shares)	3,076,171
Proceeds from issuance of common stock, net of offering cost | $			$ 19,700,000	$ 19,741,000	$ 0
Goodwill impairment charges | $				0	0	$ 0
Impairment of intangible assets | $				0	0	$ 0	$ 0
Grant reimbursement | $				$ 72,000	$ 0
Award vesting period				4 years
Number of anti-dilutive shares (in shares)				2,473,552	2,397,702	26,422,608	26,337,286
Number of reportable segments | segment				1
Revenue, net | $				$ 1,100,000	$ 529,000	$ 11,934,000	$ 1,358,000
Cash and cash equivalents | $				$ 14,648,000		$ 2,875,000	$ 3,069,000
Series 1 Preferred Stock
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Convertible preferred stock, authorized (in shares)				0		12,438,704	12,438,704
Convertible preferred stock, shares issued (in shares)		51,680,254		0		12,433,953	12,433,953
Convertible preferred stock, shares outstanding (in shares)		51,680,254		0		12,433,953	12,433,953
Common stock outstanding (in shares)	12,433,953
Series 2 Preferred Stock
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Convertible preferred stock, authorized (in shares)				0		7,507,699	7,507,699
Convertible preferred stock, shares issued (in shares)		38,760,190		0		7,499,996	7,499,996
Convertible preferred stock, shares outstanding (in shares)		38,760,190		0		7,499,996	7,499,996
Common stock, shares issued (in shares)	7,499,996
Common stock outstanding (in shares)	7,499,996
Series 3 Preferred Stock
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Convertible preferred stock, authorized (in shares)				0		4,000,000	4,000,000
Convertible preferred stock, shares issued (in shares)		31,850,304		0		4,000,000	4,000,000		4,000,000
Convertible preferred stock, shares outstanding (in shares)		31,850,304		0		4,000,000	4,000,000
Common stock, shares issued (in shares)	4,000,000
Common stock outstanding (in shares)	4,000,000
Previously Reported
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, shares authorized (in shares)						350,000,000	350,000,000
Common stock, shares issued (in shares)						50,921,951	50,905,160
Common stock outstanding (in shares)						50,921,951	50,905,160
Shares issued under company plans (in shares)						2,473,198
Previously Reported | Series 1 Preferred Stock
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Convertible preferred stock, authorized (in shares)						51,700,000	51,700,000
Convertible preferred stock, shares issued (in shares)						51,680,254	51,680,254
Convertible preferred stock, shares outstanding (in shares)						51,680,254	51,680,254
Previously Reported | Series 2 Preferred Stock
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Convertible preferred stock, authorized (in shares)						38,800,000	38,800,000
Convertible preferred stock, shares issued (in shares)						38,760,190	38,760,190
Convertible preferred stock, shares outstanding (in shares)						38,760,190	38,760,190
Previously Reported | Series 3 Preferred Stock
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Convertible preferred stock, authorized (in shares)							31,850,304
Convertible preferred stock, shares outstanding (in shares)							31,850,304
Stock options
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of anti-dilutive shares (in shares)				2,458,091	2,371,545	2,473,198	2,377,180
Warrant
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of anti-dilutive shares (in shares)				15,461	26,157	15,461	26,157
Minimum
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Property and equipment, estimated useful life				3 years		3 years
Estimated useful life (in years)				3 years	10 years	3 years
Maximum
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Property and equipment, estimated useful life				7 years		7 years
Estimated useful life (in years)						10 years
JAPAN
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of cash and cash equivalents in foreign subsidiary				0.20%		1.90%	8.60%
Revenue, net | $				$ 11,000	$ 7,000	$ 28,000	$ 49,000
Cash and cash equivalents | $				31,000		55,000	264,000
UNITED STATES
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Revenue, net | $				1,100,000	$ 522,000	11,900,000	1,300,000
Other Assets
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash included in other assets | $				75,000		75,000	75,000
Yaskawa Note
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Maximum number of shares of common stock issuable (in shares)	3,076,171
Long-term loan facility | $				15,000,000.0
Accrued interest on promissory note | $				$ 373,000		$ 336,000	$ 186,000
Transphorm Technology 2007 Stock Plan and 2015 Equity Incentive Plan
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares issued under company plans (in shares)		29,703,285
The 2020 Equity Incentive Plan
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares issued under company plans (in shares)				0
Series 1 Preferred Stock
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Convertible preferred stock, shares issued (in shares)		51,680,254
Convertible preferred stock, shares outstanding (in shares)		51,680,254
Share conversion in connection with the Merger (in shares)	12,433,953
Series 2 Preferred Stock
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Convertible preferred stock, shares issued (in shares)		38,760,190
Convertible preferred stock, shares outstanding (in shares)		38,760,190
Conversion of stock (in shares)	7,499,996
Series 3 Preferred Stock
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Convertible preferred stock, shares issued (in shares)		31,850,304
Conversion of stock (in shares)	4,000,000
Common Stock
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock outstanding (in shares)				35,135,520	4,219,606	4,220,998	4,219,606				4,219,606
Price per share (in dollars per share) | $ / shares	$ 4.00
Share conversion in connection with the Merger (in shares)				23,933,949
Transphorm Technology
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Share conversion in connection with the Merger (in shares)	28,105,520